UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23698

FORTUNE V SEPARATE ACCOUNT

(Exact name of registrant as specified in charter)

C/O Universal Life Insurance Company

Metro Office Park, Street 1, Lot 10

Guaynabo, PR 00968

(Address of principal executive offices)(Zip code)

Jose C. Benitez

C/O Universal Life Insurance Company

Metro Office Park, Street 1, Lot 10

Guaynabo, PR 00968

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (787) 706-7337

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Report to Stockholders.

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

FORTUNE V SEPARATE ACCOUNT

OF

UNIVERSAL LIFE INSURANCE COMPANY

Semi-Annual Report

June 30, 2023

Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures of the Fortune V Separate Account is included in the Statement of Additional Information which is available without charge, upon request: (i) by calling 1-787-706-7337; or (ii) on the SEC’s website at http://www.sec.gov. In addition, the Fortune V Separate Account is required to file Form N-PX, with the complete proxy voting record for the most recent twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2023, is available without charge, upon request by calling 1-787-706-7337 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

Each fiscal quarter, Fortune V Separate Account will file with the SEC a complete schedule of monthly portfolio holdings on Form N-PORT. The Subaccounts’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

Fortune V Separate Account	1	Semi-Annual Report 2023

UNIVERSAL LIFE INSURANCE COMPANY

Metro Office Park Street 1, Lot 10

Guaynabo, PR 00968

To Contract Holders with Interests in the
Fortune V Separate Account Funds:

We are pleased to present the most recent semi-annual report for the Fortune V Separate Account. For your benefit, you can print this report and any supplementary documents thereof.

Should you prefer a hard copy, we will send it to you at no cost by calling us at 787-706-7095 or writing to us at:

Universal Life Insurance Company
Annuities Department
PO Box 2145
San Juan, PR 00922-2145

Fortune V Separate Account	2	Semi-Annual Report 2023

Disclosure of Expenses

UNIT HOLDER EXPENSES

Universal VIA Asset Allocation Portfolios (each individually, a “Subaccount” and collectively, the “Subaccounts”) is a separate account established by Universal Life Insurance Company (“ULICO”), and is used as an investment vehicle under certain tax-deferred annuity contracts issued by ULICO. Each Subaccount invests in underlying investments in mutual funds based on specific asset allocation objectives. Subaccount contract holders bear the costs of operating the Subaccount (such as the advisory fee).

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Subaccounts and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Subaccounts’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Subaccounts’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Subaccount versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Actual Expense		Hypothetical Expenses (A)
Subaccount	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C) (D)
Universal VIA Conservative Allocation	$1,000.00	$1,043.10	$10.38	$1,014.63	$10.24	2.05%
Universal VIA Moderate Allocation	1,000.00	1,049.30	10.16	1,014.88	9.99	2.00
Universal VIA Moderate Growth Allocation	1,000.00	1,073.00	10.69	1,014.48	10.39	2.08
Universal VIA Growth Allocation	1,000.00	1,089.90	11.30	1,013.98	10.89	2.18
Universal VIA International Mod Growth Alloc	1,000.00	1,077.40	12.83	1,012.45	12.42	2.49
Universal Money Market	1,000.00	1,017.00	13.20	1,011.70	13.17	2.64

(A)	5% return per year before expenses.
(B)	Expenses are calculated using each Subaccount’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).
(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Subaccounts invest. The total annual expenses, as stated in the fee table of the Subaccounts’ Prospectus, may differ from the expense ratios disclosed in this report.
(D)	Net annualized expense ratios are reflective of applicable fee waivers and/or reimbursements and recapture, if any, and based on the most recent six-months.

Fortune V Separate Account	3	Semi-Annual Report 2023

Schedules of Investment Composition

At June 30, 2023

Fortune V Separate Account – Universal VIA Conservative Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	33.20%
Fixed Income Funds	66.93
Net Other Assets (Liabilities)	(0.13)
Total	100.00%

Fortune V Separate Account – Universal VIA Moderate Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	48.06%
Fixed Income Funds	52.06
Net Other Assets (Liabilities)	(0.12)
Total	100.00%

Fortune V Separate Account – Universal VIA Moderate Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	72.97%
Fixed Income Funds	27.16
Net Other Assets (Liabilities)	(0.13)
Total	100.00%

Fortune V Separate Account – Universal VIA Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	100.13%
Net Other Assets (Liabilities)	(0.13)
Total	100.00%

Fortune V Separate Account – Universal VIA International Moderate Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	99.78%
Money Market Fund	0.41
Net Other Assets (Liabilities)	(0.19)
Total	100.00%

Fortune V Separate Account – Universal Money Market

Asset Allocation	Percentage of Net Assets
Money Market Fund	100.20%
Net Other Assets (Liabilities)	(0.20)
Total	100.00%

Fortune V Separate Account	4	Semi-Annual Report 2023

Fortune V Separate Account - Universal VIA Conservative Allocation

SCHEDULE OF INVESTMENTS

At June 30, 2023

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.13%
Equity Funds: 33.20%
Transamerica Capital Growth I2	263,055	$1,836,124
Transamerica Emerging Markets Opps I2	129,386	988,510
Transamerica Energy Infrastructure I2	280,598	1,851,949
Transamerica Global Alloc Liquid Trust	50	110
Transamerica International Equity I2	47,640	945,659
Transamerica International Focus I2	279,445	2,291,450
Transamerica International Sm Cp Val I2	31,105	427,068
Transamerica International Stock I2	88,384	943,054
Transamerica Large Cap Value I2	209,903	2,690,962
Transamerica Mid Cap Growth I2	104,979	875,521
Transamerica Mid Cap Value I2	82,800	698,833
Transamerica Mid Cap Value Opps I2	48,974	526,963
Transamerica Small Cap Growth I2	58,768	387,281
Transamerica Small Cap Value I2	76,234	410,900
Transamerica Sustainable Equity Inc I2	243,788	1,740,646
Transamerica US Growth I2	107,752	2,762,753
		19,377,783
Fixed Income Funds: 66.93%
Transamerica Bond I2	1,505,030	12,100,443
Transamerica Emerging Markets Debt I2	201,676	1,794,916
Transamerica Inflation Opps I2	333,531	3,191,890
Transamerica Intermediate Bond I2	1,748,734	15,056,598
Transamerica Short-Term Bond I2	725,386	6,927,439
		39,071,286
Total Investments - Unaffiliated (Cost: $59,122,192)		58,449,069

Total Investments (Cost: $59,122,192)		$58,449,069
Net Other Assets (Liabilities): (0.13)%		(73,270)
Net Assets: 100%		$58,375,799

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$58,449,069	$-	$-	$58,449,069
Total Investments	$58,449,069	$-	$-	$58,449,069

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	5	Semi-Annual Report 2023

Fortune V Separate Account - Universal VIA Moderate Allocation

SCHEDULE OF INVESTMENTS

At June 30, 2023

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.12%
Equity Funds: 48.06%
Transamerica Capital Growth I2	824,774	$5,756,921
Transamerica Emerging Markets Opps I2	1,014,235	7,748,754
Transamerica Energy Infrastructure I2	1,342,277	8,859,028
Transamerica Global Alloc Liquid Trust	148	326
Transamerica International Equity I2	339,489	6,738,849
Transamerica International Focus I2	1,935,550	15,871,510
Transamerica International Sm Cp Val I2	267,783	3,676,654
Transamerica International Stock I2	640,006	6,828,865
Transamerica Large Cap Value I2	1,125,154	14,424,474
Transamerica Mid Cap Growth I2	326,516	2,723,145
Transamerica Mid Cap Value I2	366,556	3,093,730
Transamerica Mid Cap Value Opps I2	184,688	1,987,242
Transamerica Small Cap Growth I2	443,923	2,925,451
Transamerica Small Cap Value I2	423,290	2,281,534
Transamerica Sustainable Equity Inc I2	2,019,514	14,419,333
Transamerica US Growth I2	494,704	12,684,213
		110,020,029
Fixed Income Funds: 52.06%
Transamerica Bond I2	4,504,834	36,218,868
Transamerica Emerging Markets Debt I2	452,767	4,029,622
Transamerica Inflation Opps I2	980,177	9,380,293
Transamerica Intermediate Bond I2	5,579,273	48,037,542
Transamerica Short-Term Bond I2	2,253,099	21,517,092
		119,183,417
Total Investments - Unaffiliated (Cost: $237,477,486)		229,203,446

Total Investments (Cost: $237,477,486)		$229,203,446
Net Other Assets (Liabilities): (0.12)%		(264,474)
Net Assets: 100%		$228,938,972

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$229,203,446	$-	$-	$229,203,446
Total Investments	$229,203,446	$-	$-	$229,203,446

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	6	Semi-Annual Report 2023

Fortune V Separate Account - Universal VIA Moderate Growth Allocation

SCHEDULE OF INVESTMENTS

At June 30, 2023

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.13%
Equity Funds: 72.97%
Transamerica Capital Growth I2	303,116	$2,115,750
Transamerica Emerging Markets Opps I2	426,882	3,261,379
Transamerica Energy Infrastructure I2	325,411	2,147,713
Transamerica Global Alloc Liquid Trust	50	111
Transamerica International Equity I2	114,671	2,276,223
Transamerica International Focus I2	652,080	5,347,055
Transamerica International Sm Cp Val I2	98,995	1,359,205
Transamerica International Stock I2	215,448	2,298,826
Transamerica Large Cap Value I2	522,207	6,694,697
Transamerica Mid Cap Growth I2	123,200	1,027,490
Transamerica Mid Cap Value I2	144,101	1,216,214
Transamerica Mid Cap Value Opps I2	74,629	803,009
Transamerica Small Cap Growth I2	119,883	790,028
Transamerica Small Cap Value I2	135,615	730,962
Transamerica Sustainable Equity Inc I2	771,638	5,509,493
Transamerica US Growth I2	209,178	5,363,326
		40,941,481
Fixed Income Funds: 27.16%
Transamerica Bond I2	539,344	4,336,327
Transamerica Emerging Markets Debt I2	74,931	666,890
Transamerica High Yield Bond I2	80,864	634,784
Transamerica Inflation Opps I2	115,201	1,102,474
Transamerica Intermediate Bond I2	730,417	6,288,888
Transamerica Short-Term Bond I2	231,247	2,208,411
		15,237,774
Total Investments - Unaffiliated (Cost: $59,497,023)		56,179,255

Total Investments (Cost: $59,497,023)		$56,179,255
Net Other Assets (Liabilities): (0.13)%		(72,603)
Net Assets: 100%		$56,106,652

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$56,179,255	$-	$-	$56,179,255
Total Investments	$56,179,255	$-	$-	$56,179,255

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	7	Semi-Annual Report 2023

Fortune V Separate Account - Universal VIA Growth Allocation

SCHEDULE OF INVESTMENTS

At June 30, 2023

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.13%
Equity Funds: 100.13%
Transamerica Capital Growth I2	250,546	$1,748,812
Transamerica Emerging Markets Opps I2	361,590	2,762,544
Transamerica Energy Infrastructure I2	276,510	1,824,964
Transamerica Global Alloc Liquid Trust	25	55
Transamerica International Equity I2	106,987	2,123,689
Transamerica International Focus I2	592,709	4,860,218
Transamerica International Sm Cp Val I2	88,450	1,214,420
Transamerica International Stock I2	193,585	2,065,553
Transamerica Large Cap Value I2	481,864	6,177,492
Transamerica Mid Cap Growth I2	101,243	844,367
Transamerica Mid Cap Value I2	164,091	1,384,925
Transamerica Mid Cap Value Opps I2	91,494	984,479
Transamerica Small Cap Growth I2	145,901	961,488
Transamerica Small Cap Value I2	103,164	556,056
Transamerica Sustainable Equity Inc I2	685,476	4,894,298
Transamerica US Growth I2	173,196	4,440,744
		36,844,104

Total Investments (Cost: $39,158,852)		$36,844,104
Net Other Assets (Liabilities): (0.13)%		(48,732)
Net Assets: 100%		$36,795,372

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$36,844,104	$-	$-	$36,844,104
Total Investments	$36,844,104	$-	$-	$36,844,104

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	8	Semi-Annual Report 2023

Fortune V Separate Account - Universal VIA International Moderate Growth Allocation

SCHEDULE OF INVESTMENTS

At June 30, 2023

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.19%
Equity Funds: 99.78%
Transamerica Emerging Markets Opps I2	154,318	$1,178,988
Transamerica Global Alloc Liquid Trust	8	18
Transamerica International Equity I2	41,350	820,792
Transamerica International Focus I2	226,767	1,859,487
Transamerica International Sm Cp Val I2	88,530	1,215,514
Transamerica International Stock I2	74,635	796,351
		5,871,150
Money Market Fund: 0.41%
Transamerica Government Money Market I2	24,213	24,213
		24,213
Total Investments - Unaffiliated (Cost: $5,974,464)		5,895,363

Total Investments (Cost: $5,974,464)		$5,895,363
Net Other Assets (Liabilities): (0.19)%		(10,934)
Net Assets: 100%		$5,884,429

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$5,895,363	$-	$-	$5,895,363
Total Investments	$5,895,363	$-	$-	$5,895,363

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	9	Semi-Annual Report 2023

Fortune V Separate Account - Universal Money Market

SCHEDULE OF INVESTMENTS

At June 30, 2023

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.20%
Money Market Fund: 100.20%
Transamerica Government Money Market I2	3,234,455	$3,234,455
		3,234,455

Total Investments (Cost: $3,234,455)		$3,234,455
Net Other Assets (Liabilities): (0.20)%		(6,472)
Net Assets: 100%		$3,227,983

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$3,234,455	$-	$-	$3,234,455
Total Investments	$3,234,455	$-	$-	$3,234,455

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	10	Semi-Annual Report 2023

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2023 (Unaudited)

	Universal VIA Conservative Allocation	Universal VIA Moderate Allocation	Universal VIA Moderate Growth Allocation	Universal VIA Growth Allocation	Universal VIA International Mod Growth Allocation	Universal Money Market
Assets:
Investments, at value	$58,449,069	$229,203,446	$56,179,255	$36,844,104	$5,895,363	$3,234,455
Receivables and other assets:
Dividend income	121,299	373,365	46,339	-	96	12,043
Receivable for investments sold	18,441	27,965	2,380	1,215	255	-
Units sold	-	100	-	417	-	-
Other receivables	219	737	102	-	1,898	1,623
Total assets	58,589,028	229,605,613	56,228,076	36,845,736	5,897,612	3,248,121

Liabilities:
Payables and other liabilities:
Payable for investments purchased	121,133	372,933	46,344	-	96	12,043
Units redeemed	18,441	28,065	2,380	1,632	255	142
Accrued expenses	73,655	265,643	72,700	48,732	12,832	7,953
Total liabilities	213,229	666,641	121,424	50,364	13,183	20,138
Net assets	$58,375,799	$228,938,972	$56,106,652	$36,795,372	$5,884,429	$3,227,983

Net assets consist of:
Costs of accumulation units	$17,992,403	$106,044,076	$22,035,471	$16,684,102	$3,256,107	$3,719,662
Total distributable earnings	40,383,396	122,894,896	34,071,181	20,111,270	2,628,322	(491,679)
Net assets	$58,375,799	$228,938,972	$56,106,652	$36,795,372	$5,884,429	$3,227,983

Investments, at cost	$59,122,192	$237,477,486	$59,497,023	$39,158,852	$5,974,464	$3,234,455

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	11	Semi-Annual Report 2023

STATEMENTS OF OPERATIONS

For the period ended June 30, 2023 (Unaudited)

	Universal VIA Conservative Allocation	Universal VIA Moderate Allocation	Universal VIA Moderate Growth Allocation	Universal VIA Growth Allocation	Universal VIA International Mod Growth Allocation	Universal Money Market
Investment income:
Dividend income	$900,575	$2,936,067	$448,795	$129,014	$711	$63,048

Expenses:
Mortality expense	460,760	1,777,126	423,805	289,454	47,080	23,457
Advisory fees	104,795	405,734	95,991	62,119	10,255	4,999
Management fees	29,941	115,924	27,426	17,748	2,930	-
Custodian fees	18,411	18,773	22,274	18,292	12,619	10,719
Waivers/Reimbursements
Waiver/reimbursement	-	-	-	-	-	(1,434)
Net investment income (loss):	286,668	618,510	(120,701)	(258,599)	(72,173)	25,307

Net realized gain (loss) on:
Unaffiliated Investments	(1,474,089)	(4,829,306)	(472,377)	(277,264)	(25,282)	-

Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	3,314,140	13,772,356	4,047,524	3,313,868	486,174	-
Net realized and unrealized gain (loss)	1,840,051	8,943,050	3,575,147	3,036,604	460,892	-
Net increase (decrease) in net assets resulting from operations	$2,126,719	$9,561,560	$3,454,446	$2,778,005	$388,719	$25,307

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	12	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS

For the periods and years ended:

	Universal VIA Conservative Allocation		Universal VIA Moderate Allocation		Universal VIA Moderate Growth Allocation
	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
From operations:
Net investment income (loss)	$286,668	$381,677	$618,510	$1,012,016	$(120,701)	$(113,182)
Net realized (loss)	(1,474,089)	(8,246,260)	(4,829,306)	(20,073,429)	(472,377)	(3,045,442)
Net change in unrealized appreciation (depreciation)	3,314,140	(3,931,706)	13,772,356	(30,426,801)	4,047,524	(11,430,218)
Net increase (decrease) in net assets resulting from operations	2,126,719	(11,796,289)	9,561,560	(49,488,214)	3,454,446	(14,588,842)

Unit transactions:
Units sold	399,095	1,346,989	945,704	7,552,638	728,776	2,658,226
Units redeemed	(6,290,528)	(9,956,076)	(18,235,705)	(27,507,461)	(1,858,462)	(6,136,307)
Net increase (decrease) in net assets resulting from unit transactions	(5,891,433)	(8,609,087)	(17,290,001)	(19,954,823)	(1,129,686)	(3,478,081)

Net increase (decrease) in net assets	(3,764,714)	(20,405,376)	(7,728,441)	(69,443,037)	2,324,760	(18,066,923)

Net assets:
Beginning of period	62,140,513	82,545,889	236,667,413	306,110,450	53,781,892	71,848,815
End of period	$58,375,799	$62,140,513	$228,938,972	$236,667,413	$56,106,652	$53,781,892

Unit transactions - shares:
Units sold	23,954	80,528	52,021	403,186	35,618	120,914
Units redeemed	(406,510)	(656,610)	(1,098,857)	(1,709,025)	(111,685)	(342,672)
Net increase (decrease)	(382,556)	(576,082)	(1,046,836)	(1,305,839)	(76,067)	(221,758)

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	13	Semi-Annual Report 2023

STATEMENTS OF CHANGES IN NET ASSETS

For the periods and years ended:

	Universal VIA Growth Allocation		Universal VIA International Mod Growth Allocation		Universal Money Market
	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
From operations:
Net investment income (loss)	$(258,599)	$(272,424)	$(72,173)	$(47,355)	$25,307	$(43,294)
Net realized gain (loss)	(277,264)	(326,955)	(25,282)	(84,778)	-	1
Net change in unrealized appreciation (depreciation)	3,313,868	(9,173,158)	486,174	(1,507,626)	-	(1)
Net increase (decrease) in net assets resulting from operations	2,778,005	(9,772,537)	388,719	(1,639,759)	25,307	(43,294)

Unit transactions:
Units sold	735,916	2,268,542	85,558	497,018	923,910	3,447,437
Units redeemed	(1,174,335)	(1,616,015)	(250,914)	(841,532)	(1,222,349)	(3,649,450)
Net increase (decrease) in net assets resulting from unit transactions	(438,419)	652,527	(165,356)	(344,514)	(298,439)	(202,013)

Net increase (decrease) in net assets	2,339,586	(9,120,010)	223,363	(1,984,273)	(273,132)	(245,307)

Net assets:
Beginning of period	34,455,786	43,575,796	5,661,066	7,645,339	3,501,115	3,746,422
End of period	$36,795,372	$34,455,786	$5,884,429	$5,661,066	$3,227,983	$3,501,115

Unit transactions - shares:
Units sold	34,192	100,236	5,738	34,212	98,403	373,157
Units redeemed	(68,042)	(102,780)	(19,941)	(68,576)	(133,648)	(401,192)
Net increase (decrease)	(33,850)	(2,544)	(14,203)	(34,364)	(35,245)	(28,035)

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	14	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, B Share, M&E 1.40%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$12.62	$14.77	$14.55	$14.11	$12.74	$13.51
Net Investment Income [A]	0.73	0.79	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(0.29)	(2.94)	(0.22)	(0.28)	0.55	(1.44)
Net increase (decrease) in accumulation unit value	0.44	(2.15)	0.22	0.44	1.37	(0.77)
Accumulation unit value at end of year	$13.06	$12.62	$14.77	$14.55	$14.11	$12.74
Total return	3.49%	(14.56)%	1.51%	3.12%	10.75%	(5.70)%
Net assets, end of year (000’s)	34,953	37,114	48,999	51,068	51,533	51,492
Expenses to average net assets [B]	2.04%	1.97%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.94%	0.54%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	0.66%	1.91%	2.07%	6.51%	3.68%	3.80%

	Universal VIA Conservative Allocation, B Share, M&E 1.40%, Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$12.18	$14.28	$14.10	$13.70	$12.39	$13.17
Net Investment Income [A]	0.73	0.79	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(0.32)	(2.89)	(0.26)	(0.32)	0.49	(1.45)
Net increase (decrease) in accumulation unit value	0.41	(2.10)	0.18	0.40	1.31	(0.78)
Accumulation unit value at end of year	$12.59	$12.18	$14.28	$14.10	$13.70	$12.39
Total return	3.37%	(14.71)%	1.28%	2.92%	10.57%	(5.92)%
Net assets, end of year (000’s)	1,912	1,923	2,886	3,574	4,664	4,302
Expenses to average net assets [B]	2.04%	1.97%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.94%	0.54%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	0.66%	1.91%	2.07%	6.51%	3.68%	3.80%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	15	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, B Share, M&E 1.65%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$12.45	$14.60	$14.42	$14.02	$12.69	$13.49
Net Investment Income [A]	0.73	0.79	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(0.32)	(2.94)	(0.26)	(0.32)	0.51	(1.47)
Net increase (decrease) in accumulation unit value	0.41	(2.15)	0.18	0.40	1.33	(0.80)
Accumulation unit value at end of year	$12.86	$12.45	$14.60	$14.42	$14.02	$12.69
Total return	3.29%	(14.73)%	1.25%	2.85%	10.48%	(5.93)%
Net assets, end of year (000’s)	4,410	4,578	6,095	6,474	8,053	9,669
Expenses to average net assets [B]	2.04%	1.97%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.94%	0.54%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	0.66%	1.91%	2.07%	6.51%	3.68%	3.80%

	Universal VIA Conservative Allocation, B Share, M&E 1.65%, Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$11.65	$13.70	$13.56	$13.20	$11.98	$12.76
Net Investment Income [A]	0.73	0.79	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(0.35)	(2.84)	(0.30)	(0.36)	0.40	(1.45)
Net increase (decrease) in accumulation unit value	0.38	(2.05)	0.14	0.36	1.22	(0.78)
Accumulation unit value at end of year	$12.03	$11.65	$13.70	$13.56	$13.20	$11.98
Total return	3.26%	(14.96)%	1.03%	2.73%	10.18%	(6.11)%
Net assets, end of year (000’s)	577	666	839	846	1,189	2,048
Expenses to average net assets [B]	2.04%	1.97%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.94%	0.54%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	0.66%	1.91%	2.07%	6.51%	3.68%	3.80%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	16	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, C Share, M&E 1.95%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$11.45	$13.47	$13.35	$13.01	$11.81	$12.59
Net Investment Income [A]	0.73	0.79	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(0.37)	(2.81)	(0.32)	(0.38)	0.38	(1.45)
Net increase (decrease) in accumulation unit value	0.36	(2.02)	0.12	0.34	1.20	(0.78)
Accumulation unit value at end of year	$11.81	$11.45	$13.47	$13.35	$13.01	$11.81
Total return	3.14%	(15.00)%	0.90%	2.61%	10.16%	(6.20)%
Net assets, end of year (000’s)	1,424	1,577	2,353	2,589	6,587	6,884
Expenses to average net assets [B]	2.04%	1.97%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.94%	0.54%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	0.66%	1.91%	2.07%	6.51%	3.68%	3.80%

	Universal VIA Conservative Allocation, C Share, M&E 1.95%, Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$11.05	$13.03	$12.93	$12.63	$11.49	$12.28
Net Investment Income [A]	0.73	0.79	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(0.39)	(2.77)	(0.34)	(0.42)	0.32	(1.46)
Net increase (decrease) in accumulation unit value	0.34	(1.98)	0.10	0.30	1.14	(0.79)
Accumulation unit value at end of year	$11.39	$11.05	$13.03	$12.93	$12.63	$11.49
Total return	3.08%	(15.20)%	0.77%	2.38%	9.92%	(6.43)%
Net assets, end of year (000’s)	926	901	1,132	1,137	1,125	682
Expenses to average net assets [B]	2.04%	1.97%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.94%	0.54%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	0.66%	1.91%	2.07%	6.51%	3.68%	3.80%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	17	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, L Share, M&E 1.50%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$12.40	$14.52	$14.32	$13.90	$12.56	$13.34
Net Investment Income [A]	0.73	0.79	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(0.31)	(2.91)	(0.24)	(0.30)	0.52	(1.45)
Net increase (decrease) in accumulation unit value	0.42	(2.12)	0.20	0.42	1.34	(0.78)
Accumulation unit value at end of year	$12.82	$12.40	$14.52	$14.32	$13.90	$12.56
Total return	3.39%	(14.60)%	1.40%	3.02%	10.67%	(5.85)%
Net assets, end of year (000’s)	3,289	3,760	4,866	5,184	6,753	7,507
Expenses to average net assets [B]	2.04%	1.97%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.94%	0.54%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	0.66%	1.91%	2.07%	6.51%	3.68%	3.80%

	Universal VIA Conservative Allocation, L Share, M&E 1.50%, Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$11.97	$14.05	$13.88	$13.50	$12.23	$13.00
Net Investment Income [A]	0.73	0.79	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(0.34)	(2.87)	(0.27)	(0.34)	0.45	(1.44)
Net increase (decrease) in accumulation unit value	0.39	(2.08)	0.17	0.38	1.27	(0.77)
Accumulation unit value at end of year	$12.36	$11.97	$14.05	$13.88	$13.50	$12.23
Total return	3.26%	(14.80)%	1.22%	2.81%	10.38%	(5.92)%
Net assets, end of year (000’s)	586	655	874	952	1,121	1,101
Expenses to average net assets [B]	2.04%	1.97%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.94%	0.54%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	0.66%	1.91%	2.07%	6.51%	3.68%	3.80%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	18	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, L Share, M&E 1.75%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$11.86	$13.93	$13.77	$13.40	$12.14	$12.92
Net Investment Income [A]	0.73	0.79	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(0.34)	(2.86)	(0.28)	(0.35)	0.44	(1.45)
Net increase (decrease) in accumulation unit value	0.39	(2.07)	0.16	0.37	1.26	(0.78)
Accumulation unit value at end of year	$12.25	$11.86	$13.93	$13.77	$13.40	$12.14
Total return	3.29%	(14.86)%	1.16%	2.76%	10.38%	(6.04)%
Net assets, end of year (000’s)	8,573	8,888	12,254	14,516	15,064	17,530
Expenses to average net assets [B]	2.04%	1.97%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.94%	0.54%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	0.66%	1.91%	2.07%	6.51%	3.68%	3.80%

	Universal VIA Conservative Allocation, L Share, M&E 1.75%, Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$11.45	$13.47	$13.35	$13.01	$11.81	$12.59
Net Investment Income [A]	0.73	0.79	0.44	0.72	0.82	0.67
Net realized and unrealized gains (losses) on securities	(0.37)	(2.81)	(0.32)	(0.38)	0.38	(1.45)
Net increase (decrease) in accumulation unit value	0.36	(2.02)	0.12	0.34	1.20	(0.78)
Accumulation unit value at end of year	$11.81	$11.45	$13.47	$13.35	$13.01	$11.81
Total return	3.14%	(15.00)%	0.90%	2.61%	10.16%	(6.20)%
Net assets, end of year (000’s)	1,727	1,740	2,196	2,797	2,074	2,438
Expenses to average net assets [B]	2.04%	1.97%	2.04%	2.07%	2.07%	2.07%
Net investment income to average net assets	0.94%	0.54%	2.71%	2.65%	2.41%	2.52%
Portfolio turnover rate	0.66%	1.91%	2.07%	6.51%	3.68%	3.80%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	19	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, B Share, M&E 1.40%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$13.79	$16.46	$15.87	$14.94	$13.19	$14.26
Net Investment Income [A]	0.39	0.40	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	0.17	(3.07)	0.37	0.37	1.20	(1.54)
Net increase (decrease) in accumulation unit value	0.56	(2.67)	0.59	0.93	1.75	(1.07)
Accumulation unit value at end of year	$14.35	$13.79	$16.46	$15.87	$14.94	$13.19
Total return	4.06%	(16.22)%	3.72%	6.22%	13.27%	(7.50)%
Net assets, end of year (000’s)	135,886	137,842	178,311	181,575	186,091	168,570
Expenses to average net assets [B]	1.99%	1.96%	1.99%	2.01%	2.02%	2.03%
Net investment income to average net assets	0.51%	0.39%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	0.41%	2.88%	1.95%	2.68%	4.32%	4.77%

	Universal VIA Moderate Allocation, B Share, M&E 1.40%, Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$13.31	$15.92	$15.38	$14.51	$12.84	$13.91
Net Investment Income [A]	0.39	0.40	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	0.14	(3.01)	0.32	0.31	1.12	(1.54)
Net increase (decrease) in accumulation unit value	0.53	(2.61)	0.54	0.87	1.67	(1.07)
Accumulation unit value at end of year	$13.84	$13.31	$15.92	$15.38	$14.51	$12.84
Total return	3.98%	(16.39)%	3.51%	6.00%	13.01%	(7.69)%
Net assets, end of year (000’s)	16,300	17,623	21,942	22,480	23,070	20,444
Expenses to average net assets [B]	1.99%	1.96%	1.99%	2.01%	2.02%	2.03%
Net investment income to average net assets	0.51%	0.39%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	0.41%	2.88%	1.95%	2.68%	4.32%	4.77%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	20	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, B Share, M&E 1.65%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$13.60	$16.28	$15.73	$14.85	$13.14	$14.25
Net Investment Income [A]	0.39	0.40	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	0.15	(3.08)	0.33	0.32	1.16	(1.58)
Net increase (decrease) in accumulation unit value	0.54	(2.68)	0.55	0.88	1.71	(1.11)
Accumulation unit value at end of year	$14.14	$13.60	$16.28	$15.73	$14.85	$13.14
Total return	3.97%	(16.46)%	3.50%	5.93%	13.01%	(7.79)%
Net assets, end of year (000’s)	15,205	15,167	19,776	20,391	21,141	22,158
Expenses to average net assets [B]	1.99%	1.96%	1.99%	2.01%	2.02%	2.03%
Net investment income to average net assets	0.51%	0.39%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	0.41%	2.88%	1.95%	2.68%	4.32%	4.77%

	Universal VIA Moderate Allocation, B Share, M&E 1.65%, Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$13.17	$15.80	$15.30	$14.48	$12.84	$13.94
Net Investment Income [A]	0.39	0.40	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	0.12	(3.03)	0.28	0.26	1.09	(1.57)
Net increase (decrease) in accumulation unit value	0.51	(2.63)	0.50	0.82	1.64	(1.10)
Accumulation unit value at end of year	$13.68	$13.17	$15.80	$15.30	$14.48	$12.84
Total return	3.87%	(16.65)%	3.27%	5.66%	12.77%	(7.89)%
Net assets, end of year (000’s)	2,606	3,171	4,673	4,807	8,817	9,496
Expenses to average net assets [B]	1.99%	1.96%	1.99%	2.01%	2.02%	2.03%
Net investment income to average net assets	0.51%	0.39%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	0.41%	2.88%	1.95%	2.68%	4.32%	4.77%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	21	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, C Share, M&E 1.95%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$12.51	$15.02	$14.56	$13.78	$12.23	$13.30
Net Investment Income [A]	0.39	0.40	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	0.08	(2.91)	0.24	0.22	1.00	(1.54)
Net increase (decrease) in accumulation unit value	0.47	(2.51)	0.46	0.78	1.55	(1.07)
Accumulation unit value at end of year	$12.98	$12.51	$15.02	$14.56	$13.78	$12.23
Total return	3.76%	(16.71)%	3.16%	5.66%	12.67%	(8.05)%
Net assets, end of year (000’s)	6,128	6,309	5,238	4,917	4,967	5,405
Expenses to average net assets [B]	1.99%	1.96%	1.99%	2.01%	2.02%	2.03%
Net investment income to average net assets	0.51%	0.39%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	0.41%	2.88%	1.95%	2.68%	4.32%	4.77%

	Universal VIA Moderate Allocation, C Share, M&E 1.95%, Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$12.07	$14.53	$14.11	$13.38	$11.90	$12.97
Net Investment Income [A]	0.39	0.40	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	0.06	(2.86)	0.20	0.17	0.93	(1.54)
Net increase (decrease) in accumulation unit value	0.45	(2.46)	0.42	0.73	1.48	(1.07)
Accumulation unit value at end of year	$12.52	$12.07	$14.53	$14.11	$13.38	$11.90
Total return	3.73%	(16.93)%	2.98%	5.46%	12.44%	(8.25)%
Net assets, end of year (000’s)	626	703	835	814	760	667
Expenses to average net assets [B]	1.99%	1.96%	1.99%	2.01%	2.02%	2.03%
Net investment income to average net assets	0.51%	0.39%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	0.41%	2.88%	1.95%	2.68%	4.32%	4.77%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	22	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, L Share, M&E 1.50%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$13.54	$16.19	$15.62	$14.73	$13.01	$14.08
Net Investment Income [A]	0.39	0.40	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	0.16	(3.05)	0.35	0.33	1.17	(1.54)
Net increase (decrease) in accumulation unit value	0.55	(2.65)	0.57	0.89	1.72	(1.07)
Accumulation unit value at end of year	$14.09	$13.54	$16.19	$15.62	$14.73	$13.01
Total return	4.06%	(16.37)%	3.65%	6.04%	13.22%	(7.60)%
Net assets, end of year (000’s)	12,178	12,833	16,941	18,264	20,141	20,231
Expenses to average net assets [B]	1.99%	1.96%	1.99%	2.01%	2.02%	2.03%
Net investment income to average net assets	0.51%	0.39%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	0.41%	2.88%	1.95%	2.68%	4.32%	4.77%

	Universal VIA Moderate Allocation, L Share, M&E 1.50%, Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$13.07	$15.66	$15.14	$14.30	$12.66	$13.73
Net Investment Income [A]	0.39	0.40	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	0.13	(2.99)	0.30	0.28	1.09	(1.54)
Net increase (decrease) in accumulation unit value	0.52	(2.59)	0.52	0.84	1.64	(1.07)
Accumulation unit value at end of year	$13.59	$13.07	$15.66	$15.14	$14.30	$12.66
Total return	3.98%	(16.54)%	3.43%	5.87%	12.95%	(7.79)%
Net assets, end of year (000’s)	2,429	2,540	3,210	3,173	3,321	3,248
Expenses to average net assets [B]	1.99%	1.96%	1.99%	2.01%	2.02%	2.03%
Net investment income to average net assets	0.51%	0.39%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	0.41%	2.88%	1.95%	2.68%	4.32%	4.77%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	23	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, L Share, M&E 1.75%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$12.96	$15.53	$15.02	$14.20	$12.57	$13.64
Net Investment Income [A]	0.39	0.40	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	0.12	(2.97)	0.29	0.26	1.08	(1.54)
Net increase (decrease) in accumulation unit value	0.51	(2.57)	0.51	0.82	1.63	(1.07)
Accumulation unit value at end of year	$13.47	$12.96	$15.53	$15.02	$14.20	$12.57
Total return	3.94%	(16.55)%	3.40%	5.77%	12.97%	(7.84)%
Net assets, end of year (000’s)	31,983	34,487	47,475	49,916	57,706	64,305
Expenses to average net assets [B]	1.99%	1.96%	1.99%	2.01%	2.02%	2.03%
Net investment income to average net assets	0.51%	0.39%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	0.41%	2.88%	1.95%	2.68%	4.32%	4.77%

	Universal VIA Moderate Allocation, L Share, M&E 1.75%, Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$12.51	$15.02	$14.56	$13.78	$12.23	$13.30
Net Investment Income [A]	0.39	0.40	0.22	0.56	0.55	0.47
Net realized and unrealized gains (losses) on securities	0.08	(2.91)	0.24	0.22	1.00	(1.54)
Net increase (decrease) in accumulation unit value	0.47	(2.51)	0.46	0.78	1.55	(1.07)
Accumulation unit value at end of year	$12.98	$12.51	$15.02	$14.56	$13.78	$12.23
Total return	3.76%	(16.71)%	3.16%	5.66%	12.67%	(8.05)%
Net assets, end of year (000’s)	5,599	5,662	7,655	8,096	9,709	9,566
Expenses to average net assets [B]	1.99%	1.96%	1.99%	2.01%	2.02%	2.03%
Net investment income to average net assets	0.51%	0.39%	4.42%	2.82%	3.34%	3.76%
Portfolio turnover rate	0.41%	2.88%	1.95%	2.68%	4.32%	4.77%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	24	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, B Share, M&E 1.40%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$15.99	$20.51	$18.19	$15.42	$12.78	$14.78
Net Investment Income (Loss) [A]	(0.12)	(0.16)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	1.47	(4.36)	2.49	2.76	2.33	(2.19)
Net increase (decrease) in accumulation unit value	1.35	(4.52)	2.32	2.77	2.64	(2.00)
Accumulation unit value at end of year	$17.34	$15.99	$20.51	$18.19	$15.42	$12.78
Total return	8.44%	(22.04)%	12.75%	17.96%	20.66%	(13.53)%
Net assets, end of year (000’s)	15,133	13,775	16,608	13,639	11,559	9,226
Expenses to average net assets [B]	2.17%	2.12%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(1.46)%	(0.74)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	2.06%	4.35%	7.28%	7.66%	6.23%	9.19%

	Universal VIA Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$15.44	$19.84	$17.63	$14.97	$12.44	$14.41
Net Investment Income (Loss) [A]	(0.12)	(0.16)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	1.40	(4.24)	2.38	2.65	2.22	(2.16)
Net increase (decrease) in accumulation unit value	1.28	(4.40)	2.21	2.66	2.53	(1.97)
Accumulation unit value at end of year	$16.72	$15.44	$19.84	$17.63	$14.97	$12.44
Total return	8.29%	(22.18)%	12.54%	17.77%	20.34%	(13.67)%
Net assets, end of year (000’s)	1,093	1,192	1,659	1,617	1,446	1,199
Expenses to average net assets [B]	2.17%	2.12%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(1.46)%	(0.74)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	2.06%	4.35%	7.28%	7.66%	6.23%	9.19%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	25	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, B Share, M&E 1.65%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$15.77	$20.28	$18.04	$15.32	$12.74	$14.76
Net Investment Income (Loss) [A]	(0.12)	(0.16)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	1.43	(4.35)	2.41	2.71	2.27	(2.21)
Net increase (decrease) in accumulation unit value	1.31	(4.51)	2.24	2.72	2.58	(2.02)
Accumulation unit value at end of year	$17.08	$15.77	$20.28	$18.04	$15.32	$12.74
Total return	8.31%	(22.24)%	12.42%	17.75%	20.25%	(13.69)%
Net assets, end of year (000’s)	3,096	3,168	4,306	4,059	3,815	3,686
Expenses to average net assets [B]	2.17%	2.12%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(1.46)%	(0.74)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	2.06%	4.35%	7.28%	7.66%	6.23%	9.19%

	Universal VIA Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$15.28	$19.69	$17.54	$14.93	$12.44	$14.45
Net Investment Income (Loss) [A]	(0.12)	(0.16)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	1.37	(4.25)	2.32	2.60	2.18	(2.20)
Net increase (decrease) in accumulation unit value	1.25	(4.41)	2.15	2.61	2.49	(2.01)
Accumulation unit value at end of year	$16.53	$15.28	$19.69	$17.54	$14.93	$12.44
Total return	8.18%	(22.40)%	12.26%	17.48%	20.02%	(13.91)%
Net assets, end of year (000’s)	1,422	1,309	1,773	1,655	1,373	1,143
Expenses to average net assets [B]	2.17%	2.12%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(1.46)%	(0.74)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	2.06%	4.35%	7.28%	7.66%	6.23%	9.19%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	26	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, C Share, M&E 1.95%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$14.51	$18.71	$16.69	$14.22	$11.86	$13.78
Net Investment Income (Loss) [A]	(0.12)	(0.16)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	1.29	(4.04)	2.19	2.46	2.05	(2.11)
Net increase (decrease) in accumulation unit value	1.17	(4.20)	2.02	2.47	2.36	(1.92)
Accumulation unit value at end of year	$15.68	$14.51	$18.71	$16.69	$14.22	$11.86
Total return	8.06%	(22.45)%	12.10%	17.37%	19.90%	(13.93)%
Net assets, end of year (000’s)	5,014	4,615	5,858	5,206	768	1,482
Expenses to average net assets [B]	2.17%	2.12%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(1.46)%	(0.74)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	2.06%	4.35%	7.28%	7.66%	6.23%	9.19%

	Universal VIA Growth Allocation, C Share, M&E 1.95% Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$14.00	$18.10	$16.17	$13.81	$11.53	$13.44
Net Investment Income (Loss) [A]	(0.12)	(0.16)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	1.24	(3.94)	2.10	2.35	1.97	(2.10)
Net increase (decrease) in accumulation unit value	1.12	(4.10)	1.93	2.36	2.28	(1.91)
Accumulation unit value at end of year	$15.12	$14.00	$18.10	$16.17	$13.81	$11.53
Total return	8.00%	(22.65)%	11.94%	17.09%	19.77%	(14.21)%
Net assets, end of year (000’s)	21	38	49	44	29	24
Expenses to average net assets [B]	2.17%	2.12%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(1.46)%	(0.74)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	2.06%	4.35%	7.28%	7.66%	6.23%	9.19%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	27	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, L Share, M&E 1.50%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$15.71	$20.17	$17.91	$15.19	$12.61	$14.60
Net Investment Income (Loss) [A]	(0.12)	(0.16)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	1.43	(4.30)	2.43	2.71	2.27	(2.18)
Net increase (decrease) in accumulation unit value	1.31	(4.46)	2.26	2.72	2.58	(1.99)
Accumulation unit value at end of year	$17.02	$15.71	$20.17	$17.91	$15.19	$12.61
Total return	8.34%	(22.11)%	12.62%	17.91%	20.46%	(13.63)%
Net assets, end of year (000’s)	632	571	751	777	678	641
Expenses to average net assets [B]	2.17%	2.12%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(1.46)%	(0.74)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	2.06%	4.35%	7.28%	7.66%	6.23%	9.19%

	Universal VIA Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$15.16	$19.51	$17.36	$14.75	$12.27	$14.23
Net Investment Income (Loss) [A]	(0.12)	(0.16)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	1.37	(4.19)	2.32	2.60	2.17	(2.15)
Net increase (decrease) in accumulation unit value	1.25	(4.35)	2.15	2.61	2.48	(1.96)
Accumulation unit value at end of year	$16.41	$15.16	$19.51	$17.36	$14.75	$12.27
Total return	8.25%	(22.30)%	12.38%	17.69%	20.21%	(13.77)%
Net assets, end of year (000’s)	62	58	74	124	106	88
Expenses to average net assets [B]	2.17%	2.12%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(1.46)%	(0.74)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	2.06%	4.35%	7.28%	7.66%	6.23%	9.19%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	28	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, L Share, M&E 1.75%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$15.03	$19.35	$17.22	$14.65	$12.18	$14.14
Net Investment Income (Loss) [A]	(0.12)	(0.16)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	1.36	(4.16)	2.30	2.56	2.16	(2.15)
Net increase (decrease) in accumulation unit value	1.24	(4.32)	2.13	2.57	2.47	(1.96)
Accumulation unit value at end of year	$16.27	$15.03	$19.35	$17.22	$14.65	$12.18
Total return	8.25%	(22.33)%	12.37%	17.54%	20.28%	(13.86)%
Net assets, end of year (000’s)	9,289	8,633	11,191	10,214	8,329	7,099
Expenses to average net assets [B]	2.17%	2.12%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(1.46)%	(0.74)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	2.06%	4.35%	7.28%	7.66%	6.23%	9.19%

	Universal VIA Growth Allocation, L Share, M&E 1.75% Enhanced Benefits
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$14.51	$18.71	$16.69	$14.22	$11.86	$13.78
Net Investment Income (Loss) [A]	(0.12)	(0.16)	(0.17)	0.01	0.31	0.19
Net realized and unrealized gains (losses) on securities	1.29	(4.04)	2.19	2.46	2.05	(2.11)
Net increase (decrease) in accumulation unit value	1.17	(4.20)	2.02	2.47	2.36	(1.92)
Accumulation unit value at end of year	$15.68	$14.51	$18.71	$16.69	$14.22	$11.86
Total return	8.06%	(22.45)%	12.10%	17.37%	19.90%	(13.93)%
Net assets, end of year (000’s)	1,033	953	1,227	1,068	895	750
Expenses to average net assets [B]	2.17%	2.12%	2.21%	2.28%	2.26%	2.23%
Net investment income (loss) to average net assets	(1.46)%	(0.74)%	10.55%	3.26%	5.53%	6.84%
Portfolio turnover rate	2.06%	4.35%	7.28%	7.66%	6.23%	9.19%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	29	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.40%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$15.29	$19.18	$17.64	$15.25	$13.10	$14.60
Net Investment Income (Loss) [A]	0.07	0.19	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	0.94	(4.08)	1.57	2.02	1.71	(1.89)
Net increase (decrease) in accumulation unit value	1.01	(3.89)	1.54	2.39	2.15	(1.50)
Accumulation unit value at end of year	$16.30	$15.29	$19.18	$17.64	$15.25	$13.10
Total return	6.61%	(20.28)%	8.73%	15.67%	16.41%	(10.27)%
Net assets, end of year (000’s)	30,160	28,262	38,423	34,410	29,802	25,168
Expenses to average net assets [B]	2.06%	2.02%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.46)%	(0.19)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	1.32%	4.43%	4.76%	5.67%	4.30%	4.66%

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$14.76	$18.55	$17.10	$14.81	$12.75	$14.23
Net Investment Income (Loss) [A]	0.07	0.19	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	0.89	(3.98)	1.48	1.92	1.62	(1.87)
Net increase (decrease) in accumulation unit value	0.96	(3.79)	1.45	2.29	2.06	(1.48)
Accumulation unit value at end of year	$15.72	$14.76	$18.55	$17.10	$14.81	$12.75
Total return	6.50%	(20.43)%	8.48%	15.46%	16.16%	(10.40)%
Net assets, end of year (000’s)	5,339	5,290	6,369	5,961	4,928	4,067
Expenses to average net assets [B]	2.06%	2.02%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.46)%	(0.19)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	1.32%	4.43%	4.76%	5.67%	4.30%	4.66%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	30	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.65%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$15.09	$18.96	$17.49	$15.15	$13.05	$14.58
Net Investment Income (Loss) [A]	0.07	0.19	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	0.90	(4.06)	1.50	1.97	1.66	(1.92)
Net increase (decrease) in accumulation unit value	0.97	(3.87)	1.47	2.34	2.10	(1.53)
Accumulation unit value at end of year	$16.06	$15.09	$18.96	$17.49	$15.15	$13.05
Total return	6.43%	(20.41)%	8.40%	15.45%	16.09%	(10.49)%
Net assets, end of year (000’s)	8,624	8,311	10,326	9,922	11,047	10,821
Expenses to average net assets [B]	2.06%	2.02%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.46)%	(0.19)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	1.32%	4.43%	4.76%	5.67%	4.30%	4.66%

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$14.61	$18.41	$17.01	$14.77	$12.75	$14.27
Net Investment Income (Loss) [A]	0.07	0.19	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	0.86	(3.99)	1.43	1.87	1.58	(1.91)
Net increase (decrease) in accumulation unit value	0.93	(3.80)	1.40	2.24	2.02	(1.52)
Accumulation unit value at end of year	$15.54	$14.61	$18.41	$17.01	$14.77	$12.75
Total return	6.37%	(20.64)%	8.23%	15.17%	15.84%	(10.65)%
Net assets, end of year (000’s)	941	882	1,143	1,207	1,504	1,451
Expenses to average net assets [B]	2.06%	2.02%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.46)%	(0.19)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	1.32%	4.43%	4.76%	5.67%	4.30%	4.66%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	31	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, C Share, M&E 1.95%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$13.87	$17.49	$16.18	$14.06	$12.15	$13.61
Net Investment Income (Loss) [A]	0.07	0.19	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	0.81	(3.81)	1.34	1.75	1.47	(1.85)
Net increase (decrease) in accumulation unit value	0.88	(3.62)	1.31	2.12	1.91	(1.46)
Accumulation unit value at end of year	$14.75	$13.87	$17.49	$16.18	$14.06	$12.15
Total return	6.34%	(20.70)%	8.10%	15.08%	15.72%	(10.73)%
Net assets, end of year (000’s)	1,196	1,137	1,367	1,247	1,290	1,334
Expenses to average net assets [B]	2.06%	2.02%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.46)%	(0.19)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	1.32%	4.43%	4.76%	5.67%	4.30%	4.66%

	Universal VIA Moderate Growth Allocation, C Share, M&E 1.95% Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$13.39	$16.92	$15.68	$13.66	$11.82	$13.27
Net Investment Income (Loss) [A]	0.07	0.19	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	0.76	(3.72)	1.27	1.65	1.40	(1.84)
Net increase (decrease) in accumulation unit value	0.83	(3.53)	1.24	2.02	1.84	(1.45)
Accumulation unit value at end of year	$14.22	$13.39	$16.92	$15.68	$13.66	$11.82
Total return	6.20%	(20.86)%	7.91%	14.79%	15.57%	(10.93)%
Net assets, end of year (000’s)	85	97	582	779	693	498
Expenses to average net assets [B]	2.06%	2.02%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.46)%	(0.19)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	1.32%	4.43%	4.76%	5.67%	4.30%	4.66%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	32	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.50%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$15.03	$18.86	$17.37	$15.02	$12.92	$14.41
Net Investment Income (Loss) [A]	0.07	0.19	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	0.91	(4.02)	1.52	1.98	1.66	(1.88)
Net increase (decrease) in accumulation unit value	0.98	(3.83)	1.49	2.35	2.10	(1.49)
Accumulation unit value at end of year	$16.01	$15.03	$18.86	$17.37	$15.02	$12.92
Total return	6.52%	(20.31)%	8.58%	15.65%	16.25%	(10.34)%
Net assets, end of year (000’s)	1,765	1,702	2,201	2,022	1,857	1,649
Expenses to average net assets [B]	2.06%	2.02%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.46)%	(0.19)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	1.32%	4.43%	4.76%	5.67%	4.30%	4.66%

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$14.50	$18.24	$16.83	$14.59	$12.58	$14.05
Net Investment Income (Loss) [A]	0.07	0.19	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	0.87	(3.93)	1.44	1.87	1.57	(1.86)
Net increase (decrease) in accumulation unit value	0.94	(3.74)	1.41	2.24	2.01	(1.47)
Accumulation unit value at end of year	$15.44	$14.50	$18.24	$16.83	$14.59	$12.58
Total return	6.48%	(20.50)%	8.38%	15.35%	15.98%	(10.46)%
Net assets, end of year (000’s)	179	168	209	245	213	299
Expenses to average net assets [B]	2.06%	2.02%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.46)%	(0.19)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	1.32%	4.43%	4.76%	5.67%	4.30%	4.66%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	33	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.75%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$14.38	$18.09	$16.70	$14.48	$12.49	$13.96
Net Investment Income (Loss) [A]	0.07	0.19	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	0.85	(3.90)	1.42	1.85	1.55	(1.86)
Net increase (decrease) in accumulation unit value	0.92	(3.71)	1.39	2.22	1.99	(1.47)
Accumulation unit value at end of year	$15.30	$14.38	$18.09	$16.70	$14.48	$12.49
Total return	6.40%	(20.51)%	8.32%	15.33%	15.93%	(10.53)%
Net assets, end of year (000’s)	6,046	6,092	8,809	8,824	8,529	8,612
Expenses to average net assets [B]	2.06%	2.02%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.46)%	(0.19)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	1.32%	4.43%	4.76%	5.67%	4.30%	4.66%

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.75% Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$13.87	$17.49	$16.18	$14.06	$12.15	$13.61
Net Investment Income (Loss) [A]	0.07	0.19	(0.03)	0.37	0.44	0.39
Net realized and unrealized gains (losses) on securities	0.81	(3.81)	1.34	1.75	1.47	(1.85)
Net increase (decrease) in accumulation unit value	0.88	(3.62)	1.31	2.12	1.91	(1.46)
Accumulation unit value at end of year	$14.75	$13.87	$17.49	$16.18	$14.06	$12.15
Total return	6.34%	(20.70)%	8.10%	15.08%	15.72%	(10.73)%
Net assets, end of year (000’s)	1,773	1,721	2,348	2,225	2,011	2,114
Expenses to average net assets [B]	2.06%	2.02%	2.09%	2.13%	2.11%	2.12%
Net investment income (loss) to average net assets	(0.46)%	(0.19)%	8.16%	3.02%	4.46%	5.08%
Portfolio turnover rate	1.32%	4.43%	4.76%	5.67%	4.30%	4.66%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	34	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, B Share, M&E 1.40%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$10.98	$13.82	$13.03	$11.68	$9.76	$12.07
Net Investment Income [A]	(0.03)	0.21	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	0.76	(3.05)	0.59	1.16	1.40	(2.76)
Net increase (decrease) in accumulation unit value	0.73	(2.84)	0.79	1.35	1.92	(2.31)
Accumulation unit value at end of year	$11.71	$10.98	$13.82	$13.03	$11.68	$9.76
Total return	6.65%	(20.55)%	6.06%	11.56%	19.67%	(19.14)%
Net assets, end of year (000’s)	2,205	2,066	2,468	2,110	1,917	1,497
Expenses to average net assets [B]	2.49%	2.44%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(2.47)%	(0.76)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	1.46%	8.01%	8.03%	5.16%	7.68%	10.01%

	Universal VIA International Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$10.60	$13.36	$12.63	$11.34	$9.49	$11.77
Net Investment Income [A]	(0.03)	0.21	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	0.72	(2.97)	0.53	1.10	1.33	(2.73)
Net increase (decrease) in accumulation unit value	0.69	(2.76)	0.73	1.29	1.85	(2.28)
Accumulation unit value at end of year	$11.29	$10.60	$13.36	$12.63	$11.34	$9.49
Total return	6.51%	(20.66)%	5.78%	11.38%	19.49%	(19.37)%
Net assets, end of year (000’s)	140	132	608	585	565	803
Expenses to average net assets [B]	2.49%	2.44%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(2.47)%	(0.76)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	1.46%	8.01%	8.03%	5.16%	7.68%	10.01%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	35	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, B Share, M&E 1.65%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$10.83	$13.66	$12.92	$11.60	$9.72	$12.06
Net Investment Income [A]	(0.03)	0.21	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	0.74	(3.04)	0.54	1.13	1.36	(2.79)
Net increase (decrease) in accumulation unit value	0.71	(2.83)	0.74	1.32	1.88	(2.34)
Accumulation unit value at end of year	$11.54	$10.83	$13.66	$12.92	$11.60	$9.72
Total return	6.56%	(20.72)%	5.73%	11.38%	19.34%	(19.40)%
Net assets, end of year (000’s)	1,557	1,551	2,049	2,370	2,200	2,020
Expenses to average net assets [B]	2.49%	2.44%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(2.47)%	(0.76)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	1.46%	8.01%	8.03%	5.16%	7.68%	10.01%

	Universal VIA International Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$10.49	$13.26	$12.57	$11.31	$9.49	$11.80
Net Investment Income [A]	(0.03)	0.21	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	0.71	(2.98)	0.49	1.07	1.30	(2.76)
Net increase (decrease) in accumulation unit value	0.68	(2.77)	0.69	1.26	1.82	(2.31)
Accumulation unit value at end of year	$11.17	$10.49	$13.26	$12.57	$11.31	$9.49
Total return	6.48%	(20.89)%	5.49%	11.14%	19.18%	(19.58)%
Net assets, end of year (000’s)	319	306	384	397	384	343
Expenses to average net assets [B]	2.49%	2.44%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(2.47)%	(0.76)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	1.46%	8.01%	8.03%	5.16%	7.68%	10.01%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	36	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, C Share, M&E 1.95%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$9.96	$12.60	$11.96	$10.77	$9.05	$11.26
Net Investment Income [A]	(0.03)	0.21	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	0.66	(2.85)	0.44	1.00	1.20	(2.66)
Net increase (decrease) in accumulation unit value	0.63	(2.64)	0.64	1.19	1.72	(2.21)
Accumulation unit value at end of year	$10.59	$9.96	$12.60	$11.96	$10.77	$9.05
Total return	6.33%	(20.95)%	5.35%	11.05%	19.01%	(19.63)%
Net assets, end of year (000’s)	286	266	301	307	271	215
Expenses to average net assets [B]	2.49%	2.44%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(2.47)%	(0.76)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	1.46%	8.01%	8.03%	5.16%	7.68%	10.01%

	Universal VIA International Growth Allocation, C Share, M&E 1.65% Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$9.61	$12.19	$11.59	$10.46	$8.80	$10.98
Net Investment Income [A]	(0.03)	0.21	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	0.64	(2.79)	0.40	0.94	1.14	(2.63)
Net increase (decrease) in accumulation unit value	0.61	(2.58)	0.60	1.13	1.66	(2.18)
Accumulation unit value at end of year	$10.22	$9.61	$12.19	$11.59	$10.46	$8.80
Total return	6.35%	(21.16)%	5.18%	10.80%	18.86%	(19.85)%
Net assets, end of year (000’s)	15	15	16	16	15	13
Expenses to average net assets [B]	2.49%	2.44%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(2.47)%	(0.76)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	1.46%	8.01%	8.03%	5.16%	7.68%	10.01%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	37	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, L Share, M&E 1.50%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$10.79	$13.59	$12.83	$11.51	$9.62	$11.92
Net Investment Income [A]	(0.03)	0.21	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	0.74	(3.01)	0.56	1.13	1.37	(2.75)
Net increase (decrease) in accumulation unit value	0.71	(2.80)	0.76	1.32	1.89	(2.30)
Accumulation unit value at end of year	$11.50	$10.79	$13.59	$12.83	$11.51	$9.62
Total return	6.58%	(20.60)%	5.92%	11.47%	19.65%	(19.30)%
Net assets, end of year (000’s)	81	76	176	166	160	134
Expenses to average net assets [B]	2.49%	2.44%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(2.47)%	(0.76)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	1.46%	8.01%	8.03%	5.16%	7.68%	10.01%

	Universal VIA International Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$10.41	$13.14	$12.43	$11.17	$9.36	$11.62
Net Investment Income [A]	(0.03)	0.21	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	0.71	(2.94)	0.51	1.07	1.29	(2.71)
Net increase (decrease) in accumulation unit value	0.68	(2.73)	0.71	1.26	1.81	(2.26)
Accumulation unit value at end of year	$11.09	$10.41	$13.14	$12.43	$11.17	$9.36
Total return	6.53%	(20.78)%	5.71%	11.28%	19.34%	(19.45)%
Net assets, end of year (000’s)	10	10	12	12	10	36
Expenses to average net assets [B]	2.49%	2.44%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(2.47)%	(0.76)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	1.46%	8.01%	8.03%	5.16%	7.68%	10.01%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	38	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, L Share, M&E 1.75%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$10.32	$13.03	$12.34	$11.09	$9.30	$11.55
Net Investment Income [A]	(0.03)	0.21	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	0.70	(2.92)	0.49	1.06	1.27	(2.70)
Net increase (decrease) in accumulation unit value	0.67	(2.71)	0.69	1.25	1.79	(2.25)
Accumulation unit value at end of year	$10.99	$10.32	$13.03	$12.34	$11.09	$9.30
Total return	6.49%	(20.80)%	5.59%	11.27%	19.25%	(19.48)%
Net assets, end of year (000’s)	985	926	1,226	1,174	1,124	1,076
Expenses to average net assets [B]	2.49%	2.44%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(2.47)%	(0.76)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	1.46%	8.01%	8.03%	5.16%	7.68%	10.01%

	Universal VIA International Growth Allocation, L Share, M&E 1.75% Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$9.96	$12.60	$11.96	$10.77	$9.05	$11.26
Net Investment Income [A]	(0.03)	0.21	0.20	0.19	0.52	0.45
Net realized and unrealized gains (losses) on securities	0.66	(2.85)	0.44	1.00	1.20	(2.66)
Net increase (decrease) in accumulation unit value	0.63	(2.64)	0.64	1.19	1.72	(2.21)
Accumulation unit value at end of year	$10.59	$9.96	$12.60	$11.96	$10.77	$9.05
Total return	6.33%	(20.95)%	5.35%	11.05%	19.01%	(19.63)%
Net assets, end of year (000’s)	286	280	347	297	262	222
Expenses to average net assets [B]	2.49%	2.44%	2.44%	2.52%	2.26%	2.23%
Net investment income (loss) to average net assets	(2.47)%	(0.76)%	3.30%	(1.38)%	(0.03)%	3.88%
Portfolio turnover rate	1.46%	8.01%	8.03%	5.16%	7.68%	10.01%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	39	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, B Share, M&E 1.40%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$7.33	$7.40	$7.55	$7.67	$7.72	$7.89
Net Investment Income (Loss) [A]	0.07	(0.32)	(0.54)	0.07	0.03	(0.23)
Net realized and unrealized gains (losses) on securities	(0.00)	0.25	0.39	(0.19)	(0.08)	0.06
Net (decrease) in accumulation unit value	0.07	(0.07)	(0.15)	(0.12)	(0.05)	(0.17)
Accumulation unit value at end of year	$7.40	$7.33	$7.40	$7.55	$7.67	$7.72
Total return	0.95%	(0.95)%	(1.99)%	(1.56)%	(0.65)%	(2.15)%
Net assets, end of year (000’s)	1,450	1,396	1,385	2,627	2,748	1,785
Expenses to average net assets [B]	2.69%	2.53%	2.39%	2.35%	2.68%	2.32%
Net investment (loss) to average net assets	1.64%	(1.24)%	(2.12)%	(1.93)%	(0.99)%	(2.31)%
Portfolio turnover rate	31.74%	98.58%	29.32%	117.91%	76.45%	78.10%

	Universal VIA Money Market, B Share, M&E 1.40% Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$7.08	$7.17	$7.33	$7.46	$7.52	$7.70
Net Investment Income (Loss) [A]	0.07	(0.32)	(0.54)	0.07	0.03	(0.23)
Net realized and unrealized gains (losses) on securities	(0.00)	0.23	0.38	(0.20)	(0.09)	0.05
Net (decrease) in accumulation unit value	0.07	(0.09)	(0.16)	(0.13)	(0.06)	(0.18)
Accumulation unit value at end of year	$7.15	$7.08	$7.17	$7.33	$7.46	$7.52
Total return	0.99%	(1.26)%	(2.18)%	(1.74)%	(0.80)%	(2.34)%
Net assets, end of year (000’s)	474	478	502	524	161	264
Expenses to average net assets [B]	2.69%	2.53%	2.39%	2.35%	2.68%	2.32%
Net investment (loss) to average net assets	1.64%	(1.24)%	(2.12)%	(1.93)%	(0.99)%	(2.31)%
Portfolio turnover rate	31.74%	98.58%	29.32%	117.91%	76.45%	78.10%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	40	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, B Share, M&E 1.65%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$7.28	$7.37	$7.53	$7.68	$7.74	$7.93
Net Investment Income (Loss) [A]	0.07	(0.32)	(0.54)	0.07	0.03	(0.23)
Net realized and unrealized gains (losses) on securities	(0.01)	0.23	0.38	(0.22)	(0.09)	0.04
Net (decrease) in accumulation unit value	0.06	(0.09)	(0.16)	(0.15)	(0.06)	(0.19)
Accumulation unit value at end of year	$7.34	$7.28	$7.37	$7.53	$7.68	$7.74
Total return	0.82%	(1.22)%	(2.12)%	(1.95)%	(0.78)%	(2.40)%
Net assets, end of year (000’s)	365	285	821	1,090	683	1,537
Expenses to average net assets [B]	2.69%	2.53%	2.39%	2.35%	2.68%	2.32%
Net investment (loss) to average net assets	1.64%	(1.24)%	(2.12)%	(1.93)%	(0.99)%	(2.31)%
Portfolio turnover rate	31.74%	98.58%	29.32%	117.91%	76.45%	78.10%

	Universal VIA Money Market, B Share, M&E 1.65% Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$6.87	$6.97	$7.14	$7.29	$7.36	$7.56
Net Investment Income (Loss) [A]	0.07	(0.32)	(0.54)	0.07	0.03	(0.23)
Net realized and unrealized gains (losses) on securities	(0.02)	0.22	0.37	(0.22)	(0.10)	0.03
Net (decrease) in accumulation unit value	0.05	(0.10)	(0.17)	(0.15)	(0.07)	(0.20)
Accumulation unit value at end of year	$6.92	$6.87	$6.97	$7.14	$7.29	$7.36
Total return	0.73%	(1.43)%	(2.38)%	(2.06)%	(0.95)%	(2.65)%
Net assets, end of year (000’s)	121	130	60	126	137	139
Expenses to average net assets [B]	2.69%	2.53%	2.39%	2.35%	2.68%	2.32%
Net investment (loss) to average net assets	1.64%	(1.24)%	(2.12)%	(1.93)%	(0.99)%	(2.31)%
Portfolio turnover rate	31.74%	98.58%	29.32%	117.91%	76.45%	78.10%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	41	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, C Share, M&E 1.95%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$6.68	$6.78	$6.96	$7.11	$7.19	$7.39
Net Investment Income (Loss) [A]	0.07	(0.32)	(0.54)	0.07	0.03	(0.23)
Net realized and unrealized gains (losses) on securities	(0.02)	0.22	0.36	(0.22)	(0.11)	0.03
Net (decrease) in accumulation unit value	0.05	(0.10)	(0.18)	(0.15)	(0.08)	(0.20)
Accumulation unit value at end of year	$6.73	$6.68	$6.78	$6.96	$7.11	$7.19
Total return	0.75%	(1.47)%	(2.59)%	(2.11)%	(1.11)%	(2.71)%
Net assets, end of year (000’s)	422	448	411	415	429	506
Expenses to average net assets [B]	2.69%	2.53%	2.39%	2.35%	2.68%	2.32%
Net investment (loss) to average net assets	1.64%	(1.24)%	(2.12)%	(1.93)%	(0.99)%	(2.31)%
Portfolio turnover rate	31.74%	98.58%	29.32%	117.91%	76.45%	78.10%

	Universal VIA Money Market, C Share, M&E 1.95% Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$6.45	$6.57	$6.75	$6.91	$7.00	$7.21
Net Investment Income (Loss) [A]	0.07	(0.32)	(0.54)	0.07	0.03	(0.23)
Net realized and unrealized gains (losses) on securities	(0.03)	0.20	0.36	(0.23)	(0.12)	0.02
Net (decrease) in accumulation unit value	0.04	(0.12)	(0.18)	(0.16)	(0.09)	(0.21)
Accumulation unit value at end of year	$6.49	$6.45	$6.57	$6.75	$6.91	$7.00
Total return	0.62%	(1.83)%	(2.67)%	(2.32)%	(1.29)%	(2.91)%
Net assets, end of year (000’s)	164	166	172	203	212	218
Expenses to average net assets [B]	2.69%	2.53%	2.39%	2.35%	2.68%	2.32%
Net investment (loss) to average net assets	1.64%	(1.24)%	(2.12)%	(1.93)%	(0.99)%	(2.31)%
Portfolio turnover rate	31.74%	98.58%	29.32%	117.91%	76.45%	78.10%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	42	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, L Share, M&E 1.50%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$7.20	$7.28	$-	$-	$-	$-
Net Investment (Loss) [A]	0.07	(0.32)	(0.54)	-	-	-
Net realized and unrealized gains on securities	(0.00)	0.24	7.82	-	-	-
Net increase (decrease) in accumulation unit value	0.07	(0.08)	7.28	-	-	-
Accumulation unit value at end of year	$7.27	$7.20	$7.28	$-	$-	$-
Total return	0.97%	(1.10)%	-%	-%	-%	-%
Net assets, end of year (000’s)	59	57	1	-	-	-
Expenses to average net assets [B]	2.69%	2.53%	2.39%	-%	-%	-%
Net investment (loss) to average net assets	1.64%	(1.24)%	(2.12)%	-%	-%	-%
Portfolio turnover rate	31.74%	98.58%	29.32%	-%	-%	-%

	Universal VIA Money Market, L Share, M&E 1.50% Enhanced Death Benefit
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$6.97	$7.05	$7.22	$7.36	$7.42	$7.61
Net Investment Income (Loss) [A]	0.07	(0.32)	(0.54)	0.07	0.03	(0.23)
Net realized and unrealized gains (losses) on securities	(0.02)	0.24	0.37	(0.21)	(0.09)	0.04
Net (decrease) in accumulation unit value	0.05	(0.08)	(0.17)	(0.14)	(0.06)	(0.19)
Accumulation unit value at end of year	$7.02	$6.97	$7.05	$7.22	$7.36	$7.42
Total return	0.72%	(1.13)%	(2.35)%	(1.90)%	(0.81)%	(2.50)%
Net assets, end of year (000’s)	7	7	3	4	4	15
Expenses to average net assets [B]	2.69%	2.53%	2.39%	2.35%	2.68%	2.32%
Net investment (loss) to average net assets	1.64%	(1.24)%	(2.12)%	(1.93)%	(0.99)%	(2.31)%
Portfolio turnover rate	31.74%	98.58%	29.32%	117.91%	76.45%	78.10%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	43	Semi-Annual Report 2023

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, L Share, M&E 1.75%
	Period	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending	Ending
	Jun. 30,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2023 [C]	2022	2021	2020	2019	2018 [C]
Accumulation unit value at beginning of year	$6.98	$7.07	$7.24	$7.39	$7.45	$7.64
Net Investment Income (Loss) [A]	0.07	(0.32)	(0.54)	0.07	0.03	(0.23)
Net realized and unrealized gains (losses) on securities	(0.01)	0.23	0.37	(0.22)	(0.09)	0.04
Net (decrease) in accumulation unit value	0.06	(0.09)	(0.17)	(0.15)	(0.06)	(0.19)
Accumulation unit value at end of year	$7.04	$6.98	$7.07	$7.24	$7.39	$7.45
Total return	0.86%	(1.27)%	(2.35)%	(2.03)%	(0.81)%	(2.49)%
Net assets, end of year (000’s)	166	531	390	601	451	737
Expenses to average net assets [B]	2.69%	2.53%	2.39%	2.35%	2.68%	2.32%
Net investment (loss) to average net assets	1.64%	(1.24)%	(2.12)%	(1.93)%	(0.99)%	(2.31)%
Portfolio turnover rate	31.74%	98.58%	29.32%	117.91%	76.45%	78.10%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	44	Semi-Annual Report 2023

NOTES TO FINANCIAL STATEMENTS

June 30, 2023

1.	ORGANIZATION

Fortune V Separate Account (the “Separate Account”) is a non-diversified separate account of Universal Life Insurance Company (“ULICO”), a wholly owned subsidiary of Universal Group, Inc., domiciled in Puerto Rico operating under the provisions of the Puerto Rico Insurance Code. The Separate Account was established in March 2007 to record and account for assets and liabilities associated with Universal Variable Annuity (“VIA”) line of business. Effective May 24, 2021, the Separate Account became registered under the Investment Company Act of 1940, as amended (the “1940 Act”). On December 23, 2021, the Separate Account became effective under the Securities Act of 1933, as amended (the “1933 Act”). Universal VIA sales were not available from the period from May 24, 2021 thru December 23, 2021, when the registration became effective under the 1933 Act. The Separate Account follows investment company accounting and reporting guidance in accordance with Accounting Standards Codification Section 946, Financial Services – Investment Companies. The Separate Account is composed of six different subaccounts (each, a “Subaccount” and collectively, the “Subaccounts”) that are separate investment funds and are as follows:

Subaccount
Fortune V Separate Account - Universal VIA Conservative Allocation (“VIA Conservative Alloc”)
Fortune V Separate Account - Universal VIA Moderate Allocation (“VIA Moderate Alloc”)
Fortune V Separate Account - Universal VIA Moderate Growth Allocation (“VIA Mod Growth Alloc”)
Fortune V Separate Account - Universal VIA Growth Allocation (“VIA Growth Alloc”)
Fortune V Separate Account - Universal VIA International Moderate Growth Allocation (“VIA Int Mod Growth Alloc”)
Fortune V Separate Account - Universal Money Market (“VIA Money Mrkt Alloc”)

Each Subaccount invests substantially all of its investable assets among mutual funds. Assets within the Separate Account are legally insulated from ULICO assets. The only shareholders of the Separate Account are contract holders of the Universal VIA annuity product issued by ULICO.

The Fortune V Separate Account maintains Morningstar Investment Management LLC as the Portfolio Construction Manager to serve as asset allocation consultant in connection with the management of the Sub-Accounts with the exception of the Money Market Portfolio. Morningstar Investment Management LLC is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc.

The Statement of Additional Information (“SAI”) provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Variable Account. The SAI, is available without charge upon request by calling 1-787-706-7337 and on the SEC’s website at www.sec.gov.

2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: In preparing the Subaccounts’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security transactions: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Net realized gains (losses) are included in the statement of operations.

Operating expenses: The Separate Account, accounts separately for the assets, liabilities, and operations of each Subaccount. Each Subaccount indirectly bears the fees and expenses reflected in the underlying mutual funds unit value. These expenses are not reflected in the expenses within the Statements of Operations of the Subaccount and are not included in the Expenses to average net assets, and Net investment income (loss) to average net assets within the Financial Highlights.

Commitments and contingencies: In the normal course of business, the Subaccounts enter into contracts that contain a variety of representations that provide general indemnifications. The Subaccounts’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Subaccounts and/or their affiliates that have not yet occurred. However, based on experience, the Subaccounts expect the risk of loss to be remote.

Dividends: Dividends payable to the Variable Account are automatically reinvested in shares of the Fund when paid. Dividend income is recognized on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS

June 30, 2023

3.	INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding underlying mutual funds is valued at the mutual fund unit value per share at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Subaccounts’ own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using net asset value (“NAV”) per share, or its equivalent, using the “practical expedient”. The hierarchy classification of inputs used to value the Subaccounts’ investments at June 30, 2023, is disclosed within the Investment Valuation section of each Subaccount’s Schedule of Investments. There were no transfers in or out of Level 3 during the period ended June 30, 2023.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Each Subaccount invests substantially all of its investable assets among mutual funds. Investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4.	RISK AND UNCERTAINTIES

Investing in the Subaccounts involves certain key risks related to the Subaccounts’ trading activity. Please refer to the Subaccounts’ prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Subaccounts.

Market risk: The market values of a Subaccount’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, warfare conflicts, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a Subaccount invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Subaccount’s investments may be affected adversely and negatively impact a Subaccount’s performance.

NOTES TO FINANCIAL STATEMENTS

June 30, 2023

Because ULICO’s business is written in Puerto Rico, ULICO’s insurance risk is not as diversified as the risk of a carrier that covers a broader geographical area. A natural catastrophe could cause damage to a large number of ULICO’s policyholders, which would result in significantly increased losses to Universal Life. Management believes, however, that ULICO’s reinsurance program will reduce to a manageable level its net exposure in any such catastrophe.

Other matters: ULICO and its affiliates are parties to various legal proceedings that originated in the normal course of business. None of these proceedings would be likely to have a material adverse effect, if any, upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

5.	FEES AND OTHER AFFILIATED TRANSACTIONS

The Separate Account has an investment advisory agreement with Universal Financial Services, Inc., (“UFS”). UFS, a Puerto Rico corporation, is a wholly-owned subsidiary of Universal Group, Inc. (“UNIGR”) and an affiliate of ULICO. Pursuant the investment advisory agreement, UFS charges a fee to the Subaccounts of 0.35% of the value of the net assets of the Subaccounts. The advisory expenses included in the accompanying statements of operations consist of fees charged by UFS to the Separate Account during the six month period ended June 30, 2023. Advisory fees due to UFS as of June 30, 2023 amounted to $97,133, included as accrued expenses in the accompanying statements of assets and liabilities.

Certain officers of the Separate Account are also officers, or employees of UNIGR or its affiliates. None of the Separate Account’s officers receives compensation from the Subaccounts. Board members received fees amounting to $14,000 during the six months ended June 30, 2023 from ULICO.

During the period ended June 30, 2023, the Subaccounts incurred no brokerage commissions on security transactions.

6.	PURCHASES AND SALES OF SECURITIES

For the six month period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold are as follows:

Subaccount	Purchases of Securities	Sale of Securities
Universal VIA Conservative Allocation	$9,593,205	$15,208,687
Universal VIA Moderate Allocation	31,470,272	48,174,209
Universal VIA Moderate Growth Allocation	824,502	2,080,160
Universal VIA Growth Allocation	623,605	1,321,424
Universal VIA International Moderate Growth Allocation	52,212	289,728
Universal Money Market	948,616	1,223,416

7.	INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of ULICO, a wholly-owned subsidiary of Universal Insurance Company (“UNICO”), which is a wholly-owned subsidiary of UNIGR. ULICO does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Because of such situation, no charges are currently being deducted from the Separate Account for federal and Puerto Rico income tax purposes. The Subaccounts recognize uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Pursuant to Section 1023.01 of the Puerto Rico Internal Revenue Code of 2011, as amended, a special tax equal to 0.10% of the total asset value of the Separate Account as of June 30, 2023 of each calendar year is reported and fully paid by the life insurance company. This special tax is payable to the Puerto Rico Treasury Department. There is no special tax payable as of June 30, 2023.

8.	SUBSEQUENT EVENT

The Company has evaluated all subsequent events through August 29, 2023, the date the financial statements were issued. No other events have occurred subsequent to June 30, 2023 that would require recognition in the financial statements.

Management of the Trust

Board Members and Officers

BOARD MEMBERS

The members of the Board (“Board Members”) and executive officers of the Trust are listed below. The Board of Directors was created on the effective date of the Separate Account registration with the SEC on May 2021.

“Interested Board Member” means a board member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of the Trust because of his current or former service with UNIGR or an affiliate of UNIGR. Interested Board Members may also be referred to herein as “Interested Trustees.” “Independent Board Member” means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Trust and may also be referred to herein as an “Independent Trustee.”

The Board governs each fund and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of each fund by its officers. The Board also reviews the management of each fund’s assets by the investment manager and its respective sub-adviser.

The mailing address of each member of the Board is c/o Universal Life Insurance Company, PO Box 2171, San Juan, PR 00922 – 2171.

Further information about the Fund’s Board Members and Officers is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling 1-787-706-7337.

The Board Members, their positions with the Trust, and their principal occupations, the number of funds the Board oversees, and other board memberships they hold are set forth in the table below. The length of time served is provided from the date a Board Member became a member of the Board.

(1)	(2)	(3)	(4)	(5)	(6)
Name and Year of Birth	Position(s) Held With Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Manuel O. Morera, CPA, CGMA (1956)	Member, Board	Since 2021	Accountant, tax and business advisor as a sole practitioner.	1	None

Francisco J. Perdomo, CPA (1961)	Member, Board	Since 2021	PSV & Co., PSC (accounting firm), Managing Director and Certified Public Accountant.	1	None

The members of the Board listed above are not “interested persons” of the Variable Account within the meaning of section 2(a)(19) of the 1940 Act (“Independent Board Members”).

(1)	(2)	(3)	(4)	(5)	(6)
Name and Year of Birth	Position(s) Held With Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Waldemar Fabery- Villaespesa* (1965)	Member, Board	Since 2021	Special Counsel, Toro Colón Mullet, P.S.C., a legal services firm	1	9

*	Mr. Waldemar Fabery-Villaespesa is designated as an “interested person” because he is a member of several boards of a controlling party of UFS.
*	Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.

OFFICERS

The mailing address of each officer is c/o Universal Life Insurance Company, PO Box 2171, San Juan, PR 00922 – 2171. The following table shows information about the officers, including their year of birth, their positions held with the Variable Account and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

(1)	(2)	(3)	(4)
Name and Year of Birth	Position(s) Held With Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Nancy Martinez (1965)	Chief Compliance Officer	Since 2022	Compliance Director of Universal Life Insurance Company and Chief Compliance Officer of Universal Financial Services. Previously Principal Operations Officer at Citi International Financial Services LLC with 22 plus years of experience in the Financial Investment industry. Currently holds Series 7, 9/10, 66, 24, and 27 licenses.

Jose C. Benítez (1975)	President	Since 2021	President of Universal Life Insurance Company and Universal Financial Services (2006). Previously Senior Account Manager, Manulife Financial. 24 years of financial services experience. Series 7 & 24 Licenses, FLMI Designation.

Roberto J. Martínez, CPA (1964)	Secretary & Treasurer	Since 2021	CFO Universal Group, Inc., Previously COO Triple S Propiedad (1999 to 2014), SIMED and ASC Finance Manager (1991 to 1999) and Audit Supervisor with KPMG (1987 to 1991).

Considerations in Approval of Investment Advisory Agreement and Asset Allocation Management Agreement

As required under the Investment Company Act of 1940 (the “1940 Act”), the Board of Directors (the “Board”) of Fortune V Separate Account (the “Fund”), determines whether to approve the continuation of the Fund’s investment advisory agreement with Universal Financial Services, the investment adviser to the Fund (the “Adviser”) and the continuation of the Asset Allocation Management Agreement between Morningstar Associates, LLC (“Morningstar”) and the Adviser on behalf of the Fund, and each of its sub-accounts (together, the “Agreements”). In considering the approval of the Agreements, the Board, including a majority of those Directors who are not “interested persons” of the Fund (the “Independent Directors”), as defined in the 1940 Act, met with representatives of the Adviser on May 17, 2023 (the “Meeting”) and in executive session at the May 17, 2023 meeting and approved the Agreements after concluding that the continuation of the Agreements was in the best interests of the Fund and its shareholders.

The Board requested and received materials relating to the Agreements in advance of the Meeting. Among other things, the Board considered expense and performance comparisons to those of other funds of similar size and with similar investment objectives and strategies as the respective sub-account (the “Peer Group”) as well as comparing the performance of each sub-account to its benchmark. The additional material prepared by the Adviser and by Morningstar generally included Fund information including the average net assets of each sub-account, management fees, services provided by the Adviser and Morningstar and profitability information.

In approving the Agreements, the Board, including the Independent Directors, was advised by counsel and considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each sub-account, the profitability information provided by the Adviser and Morningstar, expenses and fees, and the potential for and existence of economies of scale. In their deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreements with respect to the Fund, and each Director may have given different weights to different factors and, thus, each Director may have had a different basis for his decision. In connection with its deliberations, the Board considered information furnished at or in advance of the meeting held on May 17, 2023.

Nature, Extent and Quality of the Services under the Agreements. The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Adviser under the Investment Advisory Agreement and by Morningstar under the Asset Allocation Management Agreement for the Fund. The Board reviewed background information about the Adviser and Morningstar, and considered the background and experience of the Adviser’s and Morningstar’s senior management and the qualifications, backgrounds and responsibilities of the individuals responsible for overseeing the portfolio construction managers and validating compliance with the investment objectives within each sub-account. The Board considered the investment philosophy of Morningstar and how Morningstar selected for each sub-account among the underlying funds available to it.

Adviser and Morningstar Profitability. The Board was provided with information on the Adviser’s and of Morningstar’s profitability in serving as the investment adviser and portfolio construction manager, respectively, to the Fund. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of expenses and the adviser’s capital structure and cost of capital. The Board also recognized that the structure of the Separate Account is somewhat unique. Taking these factors into account, the Board concluded that the Adviser’s profitability and Morningstar’s profitability in relation to the services each renders was reasonable and that each was believed to be sufficient to continue to provide services to the Fund and its shareholders.

Economies of Scale. The Board considered information regarding potential economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether or not the advisory fee and fee payable to Morningstar reflected economies of scale and noted that the advisory fee retained by the Adviser does not decrease at breakpoints, but instead remains fixed at 0.35% of the average net daily assets of the Fund and the fee payable to Morningstar does not decrease at breakpoints, but instead remains fixed at 0.10% of the average net daily assets of the Fund. The Board noted that the Separate Account was not expected to have substantial growth going forward. The Board was also aware that is it extremely difficult to determine whether potential economies of scale in fact exist for any fund, or for a fund complex, and, or, at what point any potential economies of scale may begin to be reduced at some asset level, or possibly reverse and become diseconomies of scale. The Board determined that, given the size and status of the Fund, economies of scale were not likely being experienced by the Adviser.

Other Benefits to the Adviser and to Morningstar. The Board considered other benefits received by the Adviser and Morningstar as a result of their relationship with the Fund. The Board concluded that the potential benefits to be derived by the Adviser and by Morningstar included the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by the Adviser and by Morningstar were consistent with the types of benefits generally derived by investment advisers to mutual funds. The Independent Directors considered these and any other potential fall-out benefits and generally determined these to be not material to the consideration of the management and other fees and to the Adviser’s and Morningstar’s profitability generally.

Investment Advisory Fee Rates and Expenses and Performance. The Board reviewed and considered the contractual advisory fee rates for the Fund in light of the nature, extent and quality of the advisory services provided by the Adviser and the fee rates payable to Morningstar in light of the nature, extend and quality of the asset allocation services provided by Morningstar.

The Board received and considered information on the contractual advisory fee and gross and net total operating expense ratios for the Fund in comparison to the Peer Group. The Board noted that for each sub-account the advisory fee was at the average or below the average for the Peer Group. The Board further noted that for each sub-account, the net expense ratio was higher than other funds in the Peer Group. The Board discussed the differences in structure between the Fund and the Peer Group and how that may lead to differences in fees. Following its review, the Board determined that the Fund’s fee structure was reasonable.

The Board reviewed the market indexes used as the benchmarks for the sub-accounts. It was noted that the objective factors considered when selecting the market indexes are the current asset allocation weightings of the sub-accounts. The Board noted that for each sub-account, its performance trailed the performance of its benchmark index for all periods and the Board remarked on the discussions that it had had with Morningstar during prior meeting regarding benchmark comparisons.

The Board determined that, given all of the factors provided, it would be in the best interests of the Fund and its shareholders to approve the Agreements.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act) and Rules 13a-15(b) or 15d-15(b) under the 1934 Act).

(b) There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1)	Not applicable.

(a) (2)	The certifications required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a) (3)	Not applicable.

(a) (4)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORTUNE V SEPARATE ACCOUNT

By:	/s/ Jose C. Benitez
Jose C. Benitez
Principal Executive Officer

Date:	August 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jose C. Benitez
Jose C. Benitez
Principal Executive Officer

Date:	August 29, 2023

By:	/s/ Roberto J. Martinez
Roberto J. Martinez
Principal Financial Officer & Secretary

Date:	August 29, 2023